Leasing (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases, Balance Sheet Information
The table below presents the consolidated balance sheet information related to operating and finance leases.

Balance sheet information	Dec. 31, 2023			Dec. 31, 2022
(dollars in millions)	Operating leases	Finance leases	Total	Operating leases	Finance leases	Total
ROU assets (a)	$1,125	$—	$1,125	$1,152	$11	$1,163
Lease liability (b)	$1,356	$—	$1,356	$1,336	$—	$1,336

Weighted average:
Remaining lease term	9.4 years	N/A		10.0 years	0.8 years
Discount rate (annualized)	3.11%	N/A		2.68%	1.27%
(a)    Included in premises and equipment on the consolidated balance sheet.
(b)    Operating lease liabilities are included in other liabilities and finance lease liabilities are included in other borrowed funds, both on the consolidated balance sheet.
N/A - Not applicable.

Lease, Cost
The table below presents the components of lease expense.

Lease expense	Year ended Dec. 31,
(in millions)	2023	2022	2021
Operating lease expense	$215	$224	$236
Variable lease expense	43	36	39
Sublease income	(34)	(33)	(33)
Finance lease expense:
Amortization of ROU assets	—	6	3
Total lease expense	$224	$233	$245

The table below presents cash flow information related to leases.

Cash flow information	Year ended Dec. 31,
(in millions)	2023	2022	2021
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	$224	$224	$260
Financing cash flows from finance leases	$—	$23	$13

Lessee, Operating Lease, Liability, Maturity
The table below presents the maturities of lease liabilities.

Maturities of lease liabilities	Operating leases
(in millions)
For the year ended Dec. 31,
2024	$196
2025	192
2026	185
2027	158
2028	133
2029 and thereafter	692
Total lease payments	1,556
Less: Imputed interest	200
Total	$1,356